Securitizations and Variable Interest Entities (Details) - USD ($)		Dec. 31, 2015		Dec. 31, 2014		Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		$ 19,111,000,000		$ 19,571,000,000		$ 19,919,000,000	$ 21,860,000,000
Trading assets		77,202,000,000		78,255,000,000
Investment securities		347,925,000,000		313,801,000,000
Mortgages held for sale	[1]	19,603,000,000		19,536,000,000
Loans		916,559,000,000	[1]	862,551,000,000	[1]	822,286,000,000	$ 798,351,000,000	$ 769,631,000,000
Mortgage servicing rights		12,415,000,000		12,738,000,000
Total other assets	[1]	100,782,000,000		99,057,000,000
Total assets	[2]	1,787,632,000,000		1,687,155,000,000
Short-term borrowings		97,528,000,000		63,518,000,000		$ 53,883,000,000
Accrued expenses and other liabilities		73,365,000,000		86,122,000,000
Long-term debt		199,536,000,000		183,943,000,000
Total liabilities	[3]	1,593,741,000,000		1,501,893,000,000
Noncontrolling interests		893,000,000		868,000,000
VIEs that we do not consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		0		0
Trading assets		1,340,000,000		2,165,000,000
Investment securities		12,388,000,000		18,271,000,000
Loans		9,661,000,000		13,195,000,000
Mortgage servicing rights		12,518,000,000		12,562,000,000
Total other assets		8,938,000,000		7,456,000,000
Total assets		44,845,000,000		53,649,000,000
Short-term borrowings		0		0
Accrued expenses and other liabilities		629,000,000		848,000,000
Long-term debt		3,021,000,000		2,585,000,000
Total liabilities		3,650,000,000		3,433,000,000
Noncontrolling interests		0		0
Net assets		41,195,000,000		50,216,000,000
VIEs that we consolidate [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		157,000,000		117,000,000
Trading assets		1,000,000		0
Investment securities		425,000,000		875,000,000
Loans		4,811,000,000		4,509,000,000
Mortgage servicing rights		0		0
Total other assets		242,000,000		316,000,000
Total assets		5,636,000,000		5,817,000,000
Short-term borrowings		0		0
Accrued expenses and other liabilities		57,000,000		49,000,000
Long-term debt		1,301,000,000		1,628,000,000
Total liabilities		1,358,000,000		1,677,000,000
Noncontrolling interests		93,000,000		103,000,000
Net assets		4,185,000,000		4,037,000,000
VIEs that we consolidate recourse [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Total liabilities		0		0
Transfers that we account for as secured borrowings [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		0		4,000,000
Trading assets		203,000,000		204,000,000
Investment securities		2,171,000,000		4,592,000,000
Loans		4,887,000,000		5,280,000,000
Mortgage servicing rights		0		0
Total other assets		26,000,000		52,000,000
Total assets		7,287,000,000		10,132,000,000
Short-term borrowings		1,799,000,000		3,141,000,000
Accrued expenses and other liabilities		1,000,000		1,000,000
Long-term debt		4,844,000,000		4,990,000,000
Total liabilities		6,644,000,000		8,132,000,000
Noncontrolling interests		0		0
Net assets		643,000,000		2,000,000,000
Total VIE [Member]
Variable Interest Entity Consolidated Carrying Amount Assets and Liabilities
Cash		157,000,000		121,000,000
Trading assets		1,544,000,000		2,369,000,000
Investment securities		14,984,000,000		23,738,000,000
Loans		19,359,000,000		22,984,000,000
Mortgage servicing rights		12,518,000,000		12,562,000,000
Total other assets		9,206,000,000		7,824,000,000
Total assets		57,768,000,000		69,598,000,000
Short-term borrowings		1,799,000,000		3,141,000,000
Accrued expenses and other liabilities		687,000,000		898,000,000
Long-term debt		9,166,000,000		9,203,000,000
Total liabilities		11,652,000,000		13,242,000,000
Noncontrolling interests		93,000,000		103,000,000
Net assets		$ 46,023,000,000		$ 56,253,000,000

[1]	Parenthetical amounts represent assets and liabilities for which we have elected the fair value option.
[2]	Our consolidated assets at December 31, 2015 and 2014, include the following assets of certain variable interest entities (VIEs) that can only be used to settle the liabilities of those VIEs: Cash and due from banks, $157 million and $117 million; Trading assets, $1 million and $0 million; Investment securities, $425 million and $875 million; Net loans, $4.8 billion and $4.5 billion; Other assets, $242 million and $316 million; and Total assets, $5.6 billion and $5.8 billion, respectively.
[3]	Our consolidated liabilities at December 31, 2015 and 2014, include the following VIE liabilities for which the VIE creditors do not have recourse to Wells Fargo: Accrued expenses and other liabilities, $57 million and $49 million; Long-term debt, $1.3 billion and $1.6 billion; and Total liabilities, $1.4 billion and $1.7 billion, respectively.